Investments in Joint Operations (Tables)	12 Months Ended
Dec. 31, 2017
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Information of Assets, Liabilities and Expenses

The assets and liabilities as of December 31, 2017, 2016 and 2015, and expenses for the three fiscal years ended on December 31, 2017, 2016 and 2015 of the JO and other agreements are as follows:

	2017	2016	2015
Noncurrent assets(1)	66,887	63,145	47,322
Current assets	2,417	2,602	944

Total assets	69,304	65,747	48,266

Noncurrent liabilities	5,876	5,946	4,593
Current liabilities	5,524	6,293	6,391

Total liabilities	11,400	12,239	10,984

	2017	2016	2015
Production Cost	24,471	21,624	12,959
Exploration expenses	767	849	395

(1)	It does not include charges for impairment of property, plant and equipment because they are recorded by the partners participating in the JO.

Information about Joint venture production exploration

As of December 31, 2017, the main exploration and production JO in which the Group participates are the following:

Name	Location	Participation	Operator
Acambuco	Salta	22.50%	Pan American Energy LLC
Aguada Pichana	Neuquén	27.27%	Total Austral S.A.
Aguaragüe	Salta	53.00%	Tecpetrol S.A.
CAM-2/A SUR	Tierra del Fuego	50.00%	Enap Sipetrol Argentina S.A.
Campamento Central / Cañadón Perdido	Chubut	50.00%	YPF
Consorcio CNQ 7/A	La Pampa y Mendoza	50.00%	Pluspetrol Energy S.A.
El Tordillo	Chubut	12.20%	Tecpetrol S.A.
La Tapera y Puesto Quiroga	Chubut	12.20%	Tecpetrol S.A.
Lindero Atravesado	Neuquén	37.50%	Pan American Energy LLC
Llancanelo	Mendoza	61.00%	YPF
Magallanes	Santa Cruz, Tierra del Fuego y Plataforma Continental Nacional	50.00%	Enap Sipetrol Argentina S.A.
Loma Campana	Neuquén y Mendoza	50.00%	YPF
Ramos	Salta	42.00%	Pluspetrol Energy S.A.
Rincón del Mangrullo	Neuquén	50.00%	YPF
San Roque	Neuquén	34.11%	Total Austral S.A.
Yacimiento La Ventana – Río Tunuyán	Mendoza	70.00%	YPF
Zampal Oeste	Mendoza	70.00%	YPF
Narambuena	Neuquén	50.00%	YPF
La Amarga Chica	Neuquén	50.00%	YPF
El Orejano	Neuquén	50.00%	YPF
Bajo del Toro	Neuquén	52.00%	YPF
Bandurria Sur	Neuquén	51.00%	YPF